Interest-bearing loans and borrowings - Convertible Debt (Details)						2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 18, 2019 $ / shares	Oct. 30, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares shares	Oct. 30, 2017 USD ($) $ / shares	Apr. 14, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($)	May 09, 2017 USD ($) shares	May 12, 2016 USD ($)	Apr. 27, 2016 USD ($) $ / shares	Apr. 14, 2016 USD ($)	Apr. 14, 2015 € / shares
Disclosure of detailed information about borrowings [line items]
Other financial expenses								$ 400,000	$ 0	[1]	$ 83,000	[1]
Exercise price (in dollars per share) | $ / shares	$ 0.02
Change in the fair value of convertible debt embedded derivative								0	0	[1]	(1,583,000)	[1]
Convertible debt amendments						$ 322,000		$ 265,000	$ 322,000	[1]	$ 0	[1]
Shares issued (in shares) | shares						80,024,707	80,024,707	94,732,539	80,024,707		75,030,078
2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Total funding					$ 12,000,000
Conversion ratio					0.5405405
Conversion price (in dollars per share) | (per share)			$ 1.70		$ 1.85													€ 0.02
2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Total funding		$ 1,000,000	$ 6,000,000											$ 160,000		$ 7,160,000.00
Other financial expenses		$ 400,000
Accrued interest														$ 11,594
Conversion price (in dollars per share) | $ / shares				$ 2.25												$ 2.7126
Shares issued (in shares) | shares														63,258
2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Total funding			$ 4,500,000.0
Conversion price (in dollars per share) | $ / shares			$ 1.70
Subscription price (in dollars per share) | $ / shares			$ 1.00
Number of warrants issued | shares			1,800,000
Exercise price (in dollars per share) | $ / shares			$ 1.70
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest rate								7.00%
Market approach | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability											25.69%		2426.00%
Market approach | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability			23.81%
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities					$ 4,055,000								$ 6,091,000				$ 8,324,000
Adjustments for increase (decrease) in derivative financial liabilities											$ (2,233,000)
Change in the fair value of convertible debt embedded derivative				$ 1,298,000
Decrease in borrowings				1,994,000			$ 1,103,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2015 convertible notes following term extension
Disclosure of detailed information about borrowings [line items]
Change in the fair value of convertible debt embedded derivative				2,120,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2016 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities															$ 1,947,000	$ 2,597,000
Adjustments for increase (decrease) in derivative financial liabilities											$ 650,000
Financial liabilities at fair value through profit or loss | Convertible debt embedded derivative | 2018 convertible notes
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities																	$ 749,000
Change in the fair value of convertible debt embedded derivative			$ 1,366,000	3,788,000
Decrease in borrowings				$ 523,000

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.